SEGMENT INFORMATION - Asset Reconciliation (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Segment Reporting, Asset Reconciling Item
Assets	$ 125,356	$ 117,470	$ 110,495
Deferred tax assets	4,862	5,224
Plant, other property and equipment	11,116	10,830
Pension assets	4,643	3,034
Business Segments
Segment Reporting, Asset Reconciling Item
Assets	103,155	98,534	91,999
Internal transactions
Segment Reporting, Asset Reconciling Item
Assets	(6,272)	(5,670)	(4,709)
Unallocated amounts
Segment Reporting, Asset Reconciling Item
Cash and marketable securities	9,900	6,752	6,634
Notes and accounts receivable	2,554	2,660	2,333
Deferred tax assets	4,746	5,078	4,693
Plant, other property and equipment	2,659	2,656	2,650
Pension assets	4,643	3,034	1,734
Other	$ 3,972	$ 4,425	$ 5,161